Significant Accounting Policies - Summary of Estimated Impact of IFRS 16 on Balance Sheet Items (Detail) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure of initial application of standards or interpretations [line items]
Equity	kr 87,770	kr 97,571	kr 135,257	kr 143,013
Transition to IFRS Sixteen [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	8,700
Lease liabilities, current	2,000
Lease liabilities, non-current	8,100
Equity	kr 300